Sep. 25, 2020
ON Moderately Conservative Model Portfolio

Ohio National Fund, Inc.

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

Supplement dated September 25, 2020

to the Prospectus dated April 29, 2020

The following supplements and amends the prospectus dated April 29, 2020, as previously amended:

ON Moderately Conservative Model Portfolio

The section “Fees and Expenses of the Portfolio,” is revised to indicate that the Fee Waiver Agreement has been extended to April 30, 2022 for the ON Moderately Conservative Model Portfolio. The following information replaces the corresponding section in its entirety:

ON Moderately Conservative Model Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2022, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Please retain this supplement with your Prospectus for future reference.
ON Conservative Model Portfolio
ON Conservative Model Portfolio
ON Balanced Model Portfolio
ON Balanced Model Portfolio
ON Moderate Growth Model Portfolio
ON Moderate Growth Model Portfolio
ON Growth Model Portfolio
ON Growth Model Portfolio